PORTFOLIO OF INVESTMENTS
as of February 29, 2024 (Unaudited)
1
Voya Target
Retirement 2045 Fund
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 30.5%
98,635  iShares Core S&P Mid-
Cap ETF
$ 5,687,294
5.0
42,287  iShares Core S&P
Small-Cap ETF
4,539,510
4.0
96,800  SPDR Portfolio High
Yield Bond ETF
2,258,344
2.0
360,349  Vanguard FTSE
Developed Markets
ETF
17,541,789
15.5
55,176  Vanguard FTSE
Emerging Markets ETF
2,263,320
2.0
38,631  Vanguard Long-Term
Treasury ETF
2,273,048
2.0
Total Exchange-Traded
Funds
(Cost $31,944,765)
34,563,305
30.5
MUTUAL FUNDS : 69.5%
Affiliated Investment Companies : 17.0%
789,234  Voya Intermediate
Bond Fund - Class R6
6,811,093
6.0
450,060  Voya Multi-Manager
International Equity
Fund - Class I
4,532,108
4.0
489,518  Voya Multi-Manager
International Factors
Fund - Class I
4,532,933
4.0
315,681  Voya VACS Series
EME Fund
3,396,730
3.0
19,272,864
17.0
Unaffiliated Investment Companies : 52.5%
1,069,943  TIAA-CREF S&P
500 Index Fund
- Institutional Class
59,638,604
52.5
Total Mutual Funds
(Cost $67,783,376)
78,911,468
69.5
Total Long-Term
Investments
(Cost $99,728,141)
113,474,773
100.0
Total Investments in
Securities
(Cost $99,728,141) $ 113,474,773 100.0
Assets in Excess of
Other Liabilities 35,077 0.0
Net Assets $ 113,509,850 100.0

PORTFOLIO OF INVESTMENTS
as of February 29, 2024 (Unaudited) (continued)
2
Voya Target
Retirement 2045 Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of February 29, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
February 29, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 34,563,305 $ — $ — $ 34,563,305
Mutual Funds 78,911,468 — — 78,911,468
Total Investments, at fair value $ 113,474,773 $ — $ — $ 113,474,773
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended February 29, 2024, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 5/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
2/29/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya Intermediate Bond Fund -
Class R6
$ 4,106,360 $ 4,995,228 $ (2,333,282) $ 42,787 $ 6,811,093 $ 184,343 $ (68,108) $ —
Voya Multi-Manager International
Equity Fund - Class I
3,226,492 3,959,089 (2,885,904) 232,431 4,532,108 79,798 38,629 —
Voya Multi-Manager International
Factors Fund - Class I
3,227,193 4,055,209 (2,910,737) 161,268 4,532,933 175,807 118,603 —
Voya VACS Series EME Fund
— 4,289,556 (1,050,530) 157,704 3,396,730 41,748 (8,481) 13,306
$ 10,560,045 $ 17,299,082 $ (9,180,453) $ 594,190 $ 19,272,864 $ 481,696 $ 80,643 $ 13,306
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 13,753,844
Gross Unrealized Depreciation (7,212)
Net Unrealized Appreciation $ 13,746,632